As filed with the Securities and Exchange Commission on January 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedules of Investments.
Vivaldi Orinda Macro Opportunities Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.5%
Consumer Discretionary - 15.1%
Carmike Cinemas, Inc. ^	39,761	$1,343,922
CST Brands, Inc.	51,161	2,457,263
Entravision Communications Corp.	20,764	137,042
Francesca's Holdings Corp. ^	6,166	98,533
Gentex Corp.	3,832	70,854
Graham Holdings Co.	260	127,335
Harman International Industries, Inc.	9,562	1,045,796
Imvescor Restaurant Group, Inc. †~	740,764	1,786,701
Liberty Global PLC LiLAC ^†	78,486	1,693,728
LifeLock, Inc. ^	44,772	1,066,021
Loral Space & Communications, Inc. ^	47,399	1,867,520
Media General, Inc. ^*	8,263	151,791
Meredith Corp.	2,357	130,931
Nexstar Broadcasting Group, Inc. *	29,820	1,778,763
Sinclair Broadcast Group, Inc. - Class A *	5,952	193,738
TEGNA, Inc.	5,779	129,623
The Children's Place, Inc.	1,241	128,878
The E.W. Scripps Co. ^*	11,089	189,844
Tribune Media Co.	3,611	129,671
		14,527,954
Consumer Staples - 3.8%
Darling Ingredients, Inc. ^*	99,399	1,342,880
Reynolds American, Inc.	43,390	2,347,399
		3,690,279
Energy - 3.6%
Cabot Oil & Gas Corp.	5,856	129,535
Columbia Pipeline Partners LP	147,029	2,521,547
EQT Corp.	1,881	131,821
Range Resources Corp.	3,668	129,040
Transocean Partners LLC †	35,478	544,942
		3,456,885
Financials - 12.7%
Aflac, Inc.	1,266	90,367
Bank of America Corp.	5,064	106,952
BGC Partners, Inc.	143,511	1,402,102
BofI Holding, Inc. ^	5,341	126,208
Capital One Financial Corp.	1,190	100,008
Conifer Holdings, Inc. ^	45,025	321,929
Discover Financial Services	1,508	102,197
ECN Capital Corp. †	319,783	718,934
Endurance Specialty Holdings Ltd. †	29,834	2,750,695
Evercore Partners, Inc.	1,711	115,321
Everest Re Group Ltd. †	602	126,751
Federal Home Loan Mortgage Corp. ^	17,163	75,517
Federal National Mortgage Association ^	16,566	74,381
GAIN Capital Holdings, Inc.	221,901	1,426,823
Greenhill & Co., Inc.	2,639	73,100
JPMorgan Chase & Co.	1,230	98,609
Kingsway Financial Services, Inc. ^†	800	4,680
Lincoln National Corp.	1,573	100,829
PNC Financial Services Group, Inc.	899	99,375
Primerica, Inc.	1,505	106,404
Prudential Financial, Inc.	971	97,683
Suffolk Bancorp	28,645	1,193,351
Tetragon Financial Group Ltd. †*~	189,561	2,109,814
The Goldman Sachs Group, Inc.	472	103,505
The Travelers Companies, Inc.	851	96,461
WhiteHorse Finance, Inc.	52,386	613,440
		12,235,436

Health Care - 2.6%
Amgen, Inc. *	1,804	259,902
Biogen, Inc. ^	857	252,018
Celgene Corp. ^	1,579	187,127
Gilead Sciences, Inc.	3,674	270,774
Johnson & Johnson *	2,559	284,817
Team Health Holdings, Inc. ^	29,801	1,268,033
		2,522,671
Industrials - 3.3%
EMCOR Group, Inc.	1,920	133,190
Huntington Ingalls Industries, Inc.	1,109	198,245
Lockheed Martin Corp.	478	126,790
Northrop Grumman Corp.	500	124,825
Raytheon Co.	1,299	194,252
Ritchie Bros. Auctioneers, Inc. †	3,404	130,135
The Boeing Co.	837	126,019
United Rentals, Inc. ^	2,009	203,130
Virgin America, Inc. ^	34,156	1,929,814
		3,166,400
Information Technology - 9.3%
Akamai Technologies, Inc. ^	1,953	130,265
Alphabet, Inc. ^	440	333,538
Apple, Inc.	2,944	325,371
Applied Materials, Inc.	4,346	139,941
CEVA, Inc. ^	1,742	55,396
Check Point Software Technologies Ltd. ^†*	1,710	140,784
Cisco Systems, Inc.	8,030	239,455
DTS, Inc.	11,807	501,325
Electronic Arts, Inc. ^	1,273	100,872
Everyday Health, Inc. ^	2,345	24,505
F5 Networks, Inc. ^	1,297	182,553
Facebook, Inc. ^	1,075	127,301
FLIR Systems, Inc.	3,713	133,334
Gigamon, Inc. ^	1,743	92,989
Integrated Device Technology, Inc. ^	5,376	125,798
Interactive Intelligence Group, Inc. ^	151	9,128
Juniper Networks, Inc.	4,964	136,709
MaxLinear, Inc. ^	3,297	67,358
Mentor Graphics Corp.	33,704	1,231,881
Microsoft Corp.	3,349	201,811
NetApp, Inc.	3,536	129,276
NVIDIA Corp.	4,461	411,304
Oracle Corp.	3,282	131,904
QUALCOMM, Inc.	3,916	266,797
Red Hat, Inc. ^	1,721	136,148
Skyworks Solutions, Inc.	1,715	131,798
TubeMogul, Inc. ^	17,163	240,282
Twitter, Inc. ^	15,294	282,786
Ubiquiti Networks, Inc. ^	2,513	140,627
Vishay Precision Group, Inc. ^*	137,755	2,514,029
Xilinx, Inc.	3,662	197,675
		8,882,940
Materials - 5.1%
AEP Industries, Inc.	15,682	1,848,124
AngloGold Ashanti Ltd. - ADR ^†	4,579	50,094
Barrick Gold Corp. †	17,068	256,361
Coeur Mining, Inc. ^	20,163	194,573
Detour Gold Corp. ^†	3,057	39,038
Eagle Materials, Inc.	2,032	197,510
First Majestic Silver Corp. ^†	3,942	34,966
Franco-Nevada Corp. †	3,405	197,218
Hecla Mining Co.	35,198	214,004
Kinross Gold Corp. ^†	10,219	33,621
Newmont Mining Corp. *	7,960	258,222
Pan American Silver Corp. †	4,304	72,522
Randgold Resources Ltd. - ADR †	707	50,819
Royal Gold, Inc.	1,884	131,202
Silver Standard Resources, Inc. ^†	5,279	52,051
SunCoke Energy Partners LP	16,984	336,283
Tahoe Resources, Inc. †	3,578	34,277
TFS Corp Ltd. †	681,963	775,536
Yamana Gold, Inc. †	32,929	98,458
		4,874,879
TOTAL COMMON STOCKS (Cost $49,210,561)		53,357,444

REITS - 0.1%
Real Estate - 0.1%
Equity One, Inc.	3,782	112,931
TOTAL REITS (Cost $113,946)		112,931

PREFERRED STOCKS - 0.7%
Financials - 0.4%
B. Riley Financial, Inc. ^	10,000	255,500
Eagle Point Credit Co., Inc.	2,500	64,500
THL Credit, Inc.	2,000	50,780
		370,780
Health Care - 0.2%
AdCare Health Systems, Inc.	7,636	166,274

Industrials - 0.1%
General Finance Corp.	1,000	88,760
TOTAL PREFERRED STOCKS (Cost $579,425)		625,814

	Principal
	Amount
CORPORATE BONDS - 1.4%
Era Group, Inc., 7.750%, 12/15/2022	1,500,000	1,312,500
TOTAL CORPORATE BONDS (Cost $1,266,732)		1,312,500
	Shares
CLOSED-END MUTUAL FUNDS - 1.5%
Medley Capital Corp.	124,912	978,061
Saratoga Investment Corp.	25,686	518,343
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,280,930)		1,496,404

RIGHTS - 0.0%
Yamana Gold, Inc.	1,409	263
TOTAL RIGHTS (Cost $1,423)		263
	Contracts
PURCHASED OPTIONS - 0.1%
Call Options - 0.0%
Gold Futures Option (CMX)
Expiration: January 2017, Exercise Price: $1,275.00	9	3,150
Total Call Options (Cost $67,973)		3,150

Put Options - 0.1%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Expiration: January 2017, Exercise Price: $30.00	123	59,348
iShares MSCI South Korea Capped ETF
Expiration: January 2017, Exercise Price: $48.00	140	5,600
Virgin America, Inc.
Expiration: December 2016, Exercise Price: $50.00	4	20
Total Put Options (Cost $184,176)		64,968
TOTAL PURCHASED OPTIONS (Cost $252,149)		68,118
	Shares
SHORT-TERM INVESTMENTS - 8.0%
MONEY MARKET FUNDS - 8.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.30% +	7,675,939	7,675,939
TOTAL SHORT-TERM INVESTMENTS (Cost $7,675,939)		7,675,939
TOTAL INVESTMENTS (Cost $60,381,105) - 67.3%		64,649,413
Other Assets in Excess of Liabilities - 32.7%		31,377,717
TOTAL NET ASSETS - 100.0%		$96,027,130

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LiLAC - Liberty Latin America and Caribbean Group
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2016
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market.
As of November 30, 2016, the value of these securities was $3,896,515 or 4.06% of total net assests.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Securities Sold Short
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 22.3%
Consumer Discretionary - 3.8%
Amaya, Inc. †	31,663	$461,993
AMC Entertainment Holdings, Inc.	12,894	437,751
CarMax, Inc.	8,144	470,642
Cavco Industries, Inc.	3,265	308,706
Chipotle Mexican Grill, Inc.	344	136,338
Core-Mark Holding Co, Inc.	9,748	355,899
Goeasy Ltd. †	5,000	89,518
Pool Corp.	3,300	332,013
Tesla Motors, Inc.	1,700	321,980
Wingstop, Inc.	15,800	484,902
Wynn Resorts Ltd.	1,718	175,219
Yum! Brands, Inc.	1,432	90,774
		3,665,735
Consumer Staples - 2.3%
Blue Buffalo Pet Products, Inc.	11,919	279,262
British American Tobacco PLC - ADR †	11,938	1,301,719
The Kraft Heinz Co.	1,451	118,474
The WhiteWave Foods Co.	8,928	491,843
		2,191,298
Energy - 0.6%
Transocean Ltd. †	42,573	549,192

Financials - 5.8%
Australia & New Zealand Banking Group	7,380	154,191
Bank of the Ozarks, Inc.	13,200	640,464
BofI Holding, Inc.	13,358	315,650
Commonwealth Bank of Australia	2,691	156,688
Credit Acceptance Corp.	2,356	451,975
Enova International, Inc.	39,448	459,569
Genworth MI Canada, Inc.	10,900	265,096
Home Capital Group, Inc. †	8,000	176,997
National Australia Bank	7,276	156,746
National Bank of Canada †	8,300	310,918
People's United Financial, Inc.	63,734	1,193,100
Primerica, Inc.	8,394	593,456
Trupanion, Inc.	19,789	329,487
WestPac Banking Corp. - ADR †	13,940	325,081
		5,529,418
Health Care - 0.7%
St. Jude Medical, Inc.	1,683	133,294
Teladoc, Inc.	31,300	574,355
		707,649
Industrials - 2.0%
AAON, Inc.	15,062	495,540
Advanced Drainage Systems, Inc.	16,625	337,487
Avis Budget Group, Inc.	3,706	141,903
Badger Daylighting Ltd. †	5,348	124,414
TASER International, Inc.	17,575	478,567
The KEYW Holding Corp.	23,934	299,893
		1,877,804

Information Technology - 3.8%
Cardtronics PLC †	10,084	498,855
Criteo SA - ADR †	9,585	395,573
Diebold, Inc.	3,722	84,862
Electronics For Imaging, Inc.	7,000	304,640
InterXion Holding NV †	4,368	149,211
MINDBODY, Inc.	24,114	520,862
Oclaro, Inc.	34,800	311,112
PayPal Holdings, Inc.	8,878	348,728
PCM, Inc.	13,353	269,063
Quotient Technology, Inc.	25,989	332,659
Ubiquiti Networks, Inc.	3,625	202,855
Zillow Group, Inc.	5,900	211,928
		3,630,348
Materials - 1.3%
Berry Plastics Group, Inc.	19,550	973,003
SunCoke Energy, Inc.	28,040	320,217
		1,293,220
Utilities - 2.0%
Atmos Energy Corp.	1,761	125,242
Black Hills Corp.	2,181	128,134
Calpine Corp.	10,246	114,243
CMS Energy Corp.	3,102	124,762
Consolidated Edison, Inc.	1,729	120,632
Dominion Resources, Inc.	1,741	127,598
Duke Energy Corp.	1,619	119,434
Edison International	1,798	123,648
NextEra Energy, Inc.	994	113,545
NiSource, Inc.	5,447	119,507
PG&E Corp.	2,140	125,832
PNM Resources, Inc.	3,984	125,894
Sempra Energy	1,224	122,155
Spark Energy, Inc.	13,425	342,337
		1,932,963
TOTAL COMMON STOCKS (Proceeds $19,773,563)		21,377,627

EXCHANGE-TRADED FUNDS - 7.1%
iShares MSCI United Kingdom ETF	20,436	614,306
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	10,278	265,995
iShares China Large-Cap ETF	25,041	941,291
iShares MSCI Australia Index Fund	51,997	1,062,819
iShares MSCI Brazil Capped ETF	11,681	391,197
iShares MSCI China ETF	16,910	788,344
iShares MSCI Emerging Markets ETF	9,270	329,085
iShares MSCI France ETF	11,054	259,216
iShares MSCI Hong Kong ETF	22,254	471,117
iShares MSCI South Korea Capped ETF	7,372	392,633
Utilities Select Sector SPDR Fund	19,749	923,266
Vanguard FTSE Emerging Markets ETF	10,614	384,439
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,027,208)		6,823,708

REITS - 0.1%
Real Estate - 0.1%
Regency Centers Corp.	1,702	113,762
TOTAL REITS (Proceeds $115,465)		113,762
TOTAL SECURITIES SOLD SHORT (Proceeds $26,916,236) - 29.5%		$28,315,097

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Vivaldi Orinda Macro Opportunities Fund
Schedule of Options Written
November 30, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Darling Ingredients, Inc.
Expiration: January 2017, Exercise Price: $17.00	500	$2,500
Harman International Industries, Inc.
Expiration: December 2016, Exercise Price: $110.00	80	1,200
Expiration: January 2017, Exercise Price: $110.00	10	650
TOTAL OPTIONS WRITTEN (Premiums received $53,127)		$4,350

Vivaldi Orinda Macro Opportunities Fund
Schedule of Futures Contracts
November 30, 2016 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Futures
Gold Futures	8	937,920	January 2017	$(17,701)
Natural Gas Futures	4	134,080	January 2017	11,648
Natural Gas Futures	4	134,360	February 2017	9,268
Natural Gas Futures	4	129,200	April 2017	5,068
Natural Gas Futures	8	259,360	June 2017	6,657
Natural Gas Futures	4	130,760	July 2017	18,078
Natural Gas Futures	4	130,480	August 2017	10,748
Silver Futures	8	659,280	March 2017	(8,216)
				$35,550

Short Futures
Australian Dollar Currency Futures	(14)	(1,034,040)	December 2016	$15,641
Australian 10-Year Bond Futures	(12)	(862,302)	December 2016	31,054
BP Currency Futures	(8)	(625,500)	December 2016	21,503
Euro FX Currency Futures	(10)	(1,325,563)	December 2016	72,272
Euro-BTP Futures	(9)	(1,290,865)	December 2016	21,760
Euro-Bund Futures	(11)	(1,877,693)	December 2016	16,713
Japanese 10-Year Bond Futures	(1)	(1,316,026)	December 2016	11,531
Long Gilt Futures	(7)	(1,086,834)	December 2016	26,442
New Zealand Dollar Futures	(7)	(495,250)	December 2016	10,071
U.S. 10-Year Treasury Note Futures	(7)	(871,609)	March 2017	3,705
U.S. 30-Year Treasury Bond Futures	(3)	(453,844)	March 2017	3,275
				$233,967
As of November 30, 2016, initial margin deposits of $361,553 have been pledged in connection with the open futures contracts.

Orinda Income Opportunities Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%
Financials - 0.8%
Kennedy-Wilson Holdings, Inc. *	109,624	$2,340,472
Utilities - 0.6%
Pattern Energy Group, Inc.	79,874	1,567,927
TOTAL COMMON STOCKS (Cost $3,998,235)		3,908,399

REITS - 37.8%
Real Estate - 2.6%
City Office REIT, Inc. ^	120,000	2,634,000
Communications Sales & Leasing, Inc. *	135,000	3,365,550
WPT Industrial Real Estate Investment Trust †	100,000	1,163,000
		7,162,550
Financials - 34.1%
AGNC Investment Corp.	150,000	2,799,000
Apollo Commercial Real Estate Finance, Inc. *	200,897	3,447,393
Arbor Realty Trust, Inc. *	185,402	1,381,245
ARMOUR Residential REIT, Inc.	51,208	1,186,489
Bluerock Residential Growth REIT, Inc. *	129,800	3,228,126
Bluerock Residential Growth REIT, Inc. - Class A *	295,470	3,734,741
CBL & Associates Properties, Inc. - Series D Cumulative Preferred, 7.38% *	267,230	6,565,841
Chimera Investment Corp. ^*	101,000	2,447,230
City Office REIT, Inc. *	372,840	4,667,957
Colony Capital, Inc.	160,000	3,281,600
Gladstone Commercial Corp. *	95,279	1,752,181
Global Medical REIT, Inc.	68,766	502,679
Global Net Lease, Inc. *	435,486	3,309,694
Independence Realty Trust, Inc. *	839,384	7,176,733
iStar Financial, Inc. - Series D Cumulative Preferred, 8.00% *	163,980	3,981,434
iStar Financial, Inc. - Series E Cumulative Preferred, 7.88% *~	219,477	5,256,474
iStar Financial, Inc. - Series F Cumulative Preferred, 7.80% *	144,431	3,495,230
iStar Financial, Inc. - Series I Cumulative Preferred, 7.50%	110,908	2,614,102
Ladder Capital Corp.	92,994	1,334,464
Monmouth Real Estate Investment Corp. - Series B Cumulative Preferred	47,450	1,220,889
New Residential Investment Corp.	164,000	2,533,800
Northstar Realty Finance Corp. - Series B Cumulative Preferred, 8.25%	59,179	1,444,559
RAIT Financial Trust	62,500	1,503,125
RAIT Financial Trust - Series A Cumulative Preferred, 7.75%	85,795	1,758,798
RAIT Financial Trust - Series B Cumulative Preferred, 8.38%	29,496	630,919
RAIT Financial Trust - Series C Cumulative Preferred, 8.88%	30,487	693,884
RAIT Financial Trust - Unsecured *~	134,548	3,017,912
Rexford Industrial Realty, Inc. ^*	49,904	1,135,316
Sabra Health Care REIT, Inc.	74,642	1,651,827
Select Income REIT *	340,000	8,309,600
VEREIT, Inc. *	350,000	2,901,500
Wheeler Real Estate Investment Trust, Inc.	2,298,837	3,747,104
Whitestone REIT *	232,072	3,112,086
		95,823,932
Real Estate - 1.1%
Hersha Hospitality Trust ^	50,151	1,183,563
MedEquities Realty Trust, Inc. ^	102,800	1,119,492
Washington Prime Group, Inc.	85,000	851,700
		3,154,755
TOTAL REITS (Cost $105,904,219)		106,141,237

CONVERTIBLE PREFERRED STOCKS - 10.1%
Real Estate - 1.9%
Wheeler Real Estate Investment Trust, Inc. - Series D Convertible Preferred, 8.75%	223,600	5,252,364
Financials - 7.8%
Colony Capital, Inc. - Series C Cumulative Preferred *	369,124	8,851,593
EPR Properties - Series E Convertible Preferred *	32,873	1,162,718
FelCor Lodging Trust, Inc. - Series A Convertible Preferred, 7.80% *	319,146	7,707,376
Wheeler Real Estate Investment Trust, Inc. - Series B Convertible Preferred, 9.00% ~	200,000	4,300,000
		22,021,687
Telecommunication Services - 0.4%
Frontier Communications Corp.	14,989	1,151,455
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,628,342)		28,425,506

PREFERRED STOCKS - 57.3%
Real Estate - 3.5%
CoreSite Realty Corp.	9,200	234,692
VEREIT, Inc. - Series F Cumulative Preferred *	291,704	7,359,692
Washington Prime Group, Inc. *	89,044	2,268,841
		9,863,225
Consumer Discretionary - 1.4%
M/I Homes, Inc. - Series A Non-Cumulative Preferred, 9.75% *	78,073	1,965,878
TravelCenters of America LLC - Senior Unsecured, 8.00% *	46,665	1,176,891
TravelCenters of America LLC - Senior Unsecured, 8.00%	6,347	158,993
TravelCenters of America LLC - Senior Unsecured, 8.25%	21,069	538,734
		3,840,496
Energy - 0.8%
Callon Petroleum Co.	3,200	170,432
NuStar Energy LP ^	60,000	1,518,000
Tsakos Energy Navigation Ltd. - Series D Perpetual Preferred †	22,050	527,216
		2,215,648
Financials - 47.4%
AG Mortgage Investment Trust, Inc. - Series A Cumulative Preferred	15,722	391,949
AG Mortgage Investment Trust, Inc. - Series B Cumulative Preferred	40,819	985,779
AGNC Investment Corp. *	123,583	3,119,235
American Homes 4 Rent	50,465	1,219,234
AmTrust Financial Services, Inc. - Series B Non-Cumulative Preferred	37,722	941,730
AmTrust Financial Services, Inc. - Series D Non-Cumulative Preferred	35,742	892,835
Annaly Capital Management, Inc. *	117,846	2,834,196
Annaly Capital Management, Inc. - Series C Cumulative Preferred	37,608	905,601
Annaly Capital Management, Inc. - Series D Cumulative Preferred *	29,902	720,638
Apollo Commercial Real Estate Finance, Inc. *	382,290	9,465,500
Apollo Commercial Real Estate Finance, Inc. - Series A Cumulative Preferred	96,893	2,470,772
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,521,300
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,154,675
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	499,946
Arbor Realty Trust, Inc. - Series C Cumulative Preferred *~	82,507	2,068,450
Arch Capital Group Ltd. ^†	78,300	1,695,195
Ashford Hospitality Trust, Inc. *	184,460	4,045,208
Ashford Hospitality Trust, Inc. - Series D Cumulative Preferred, 8.45% *	382,232	9,402,907
Associated Banc-Corp. ^*	55,398	1,177,208
Banc Of California, Inc. - Series D Non-Cumulative Preferred *	56,908	1,431,236
Banc Of California, Inc. - Series E Non-Cumulative Preferred *	27,284	670,095
Bluerock Residential Growth REIT, Inc. - Series A Redeemable Preferred *	197,857	5,027,546
Capstead Mortgage Corp. - Series E Cumulative Preferred	56,000	1,372,560
Cedar Realty Trust, Inc. - Series B Cumulative Preferred *	29,685	734,407
Chesapeake Lodging Trust - Series A Cumulative Preferred *	189,252	4,841,066
Colony Capital, Inc. - Series A Cumulative Preferred *	248,318	6,284,929
Colony Capital, Inc. - Series B Cumulative Preferred	77,695	1,964,130
Corporate Office Properties Trust - Series L Cumulative Preferred *	86,643	2,209,397
CYS Investments, Inc. - Series B Cumulative Preferred *	91,317	2,112,162
DDR Corp.	46,528	1,146,915
DuPont Fabros Technology, Inc.	2,817	72,425
Hersha Hospitality Trust *	205,800	4,865,112

Invesco Mortgage Capital, Inc. - Series A Cumulative Preferred	81,453	2,030,623
Invesco Mortgage Capital, Inc. - Series B Cumulative Preferred *	165,097	4,077,896
Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,730,399
iStar Financial, Inc. - Series G Cumulative Preferred, 7.65%	37,603	893,071
Kemper Corp. - Subordinated	12,933	337,939
Kennedy-Wilson Holdings, Inc. - Senior Unsecured *	83,140	2,124,227
KKR & Co. LP	42,913	1,078,833
KKR Financial Holdings LLC - Series A Cumulative Preferred *	62,412	1,619,591
Landmark Infrastructure Partners LP	75,000	1,806,750
LaSalle Hotel Properties	53,617	1,290,025
LaSalle Hotel Properties - Series H Cumulative Preferred	32,800	834,760
MFA Financial, Inc. - Series B Cumulative Preferred *	62,681	1,543,833
National General Holdings Corp. - Series B Non-Cumulative Preferred	31,095	764,315
National General Holdings Corp. - Subordinated *	88,542	2,186,102
Northstar Realty Finance Corp. - Series C Cumulative Preferred *	197,645	4,980,654
Northstar Realty Finance Corp. - Series D Cumulative Preferred *	100,500	2,547,675
Northstar Realty Finance Corp. - Series E Cumulative Preferred *	394,508	9,906,096
Pebblebrook Hotel Trust	59,337	1,468,591
Pennsylvania Real Estate Investment Trust - Series A Cumulative Preferred *~	138,598	3,520,389
Resource Capital Corp. - Series B Cumulative Preferred	41,000	899,130
Resource Capital Corp. - Series C Cumulative Preferred *	155,942	3,474,388
Retail Properties of America, Inc. - Series A Cumulative Preferred	36,282	908,864
STAG Industrial, Inc.	51,600	1,351,920
Summit Hotel Properties, Inc.	50,000	1,182,500
Sunstone Hotel Investors, Inc.	38,800	947,496
UMH Properties, Inc.	37,650	998,855
W.R. Berkley Corp.	19,800	458,964
		133,208,224
Industrials - 0.9%
Seaspan Corp. †	127,500	2,566,575
Real Estate - 1.5%
Ashford Hospitality Trust, Inc. ^*	147,200	3,229,568
Monmouth Real Estate Investment Corp.	44,700	1,096,491
		4,326,059
Telecommunication Services - 1.8%
Qwest Corp. ^	149,312	3,543,174
United States Cellular Corp.	56,846	1,398,980
		4,942,154
TOTAL PREFERRED STOCKS (Cost $160,649,900)		160,962,381

	Principal
	Amount
CONVERTIBLE BONDS - 1.0%
Resource Capital Corp., 6.000%, 12/01/2018	3,000,000	2,893,125
TOTAL CONVERTIBLE BONDS (Cost $2,807,983)		2,893,125

CORPORATE BONDS - 0.9%
Deutsche Bank AG, 7.500%, 12/29/2049 √†	600,000	507,000
Oasis Petroleum, Inc., 6.875%, 03/15/2022	2,000,000	2,070,000
TOTAL CORPORATE BONDS (Cost $2,577,502)		2,577,000
	Shares
EXCHANGE-TRADED NOTES - 0.2%
iPath S&P 500 VIX Short-Term Futures ETN ^†	25,000	697,250
TOTAL EXCHANGE-TRADED NOTES (Cost $709,054)		697,250

		Contracts
	PURCHASED OPTIONS - 0.1%
	Put Options - 0.1%
	iShares U.S. Preferred Stock ETF
	Expiration: December 2016, Exercise Price: $38.00	2,500	175,000
	TOTAL PURCHASED OPTIONS (Cost $183,852)		175,000
		Shares
	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUNDS - 2.6%
	Invesco Short-Term Investments Trust Treasury Obligations Portfolio - Class I, 0.17% +	7,327,861	7,327,861
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,327,861)		7,327,861
	TOTAL INVESTMENTS (Cost $312,786,948) - 111.4%		313,107,759
	Liabilities in Excess of Other Assets - (11.4)%		(32,026,717)
	TOTAL NET ASSETS - 100.0%		$281,081,042

	Percentages are stated as a percent of net assets.

^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of November 30, 2016.
√	Variable rate security. The rate shown represents the rate at November 30, 2016.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security; a security may be considered illiquid if it lacks a readily available market.
	As of November 30, 2016, the value of these securities was $18,163,225 or 6.46% of total net assests.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
	Fund Services, LLC.

Orinda Income Opportunities Fund
Schedule of Securities Sold Short
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.2%
Financials - 0.2%
AmTrust Financial Services, Inc.	20,000	$509,200
TOTAL COMMON STOCKS (Proceeds $511,375)		509,200

EXCHANGE-TRADED FUNDS - 18.7%
SPDR Bloomberg Barclays High Yield Bond ETF	100,000	3,612,000
iShares U.S. Real Estate ETF	120,000	8,982,000
iShares US Preferred Stock ETF	602,502	22,581,775
PowerShares Preferred Portfolio	250,000	3,567,500
Utilities Select Sector SPDR Fund	295,578	13,818,271
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $53,892,623)		52,561,546

CLOSED-END MUTUAL FUNDS - 0.2%
Nuveen Preferred Income Opportunities Fund	62,735	589,709
TOTAL CLOSED-END MUTUAL FUNDS (Proceeds $591,672)		589,709

REITS - 1.7%
Financials - 1.7%
Chatham Lodging Trust	52,434	1,004,636
National Retail Properties, Inc.	34,350	1,466,058
Realty Income Corp.	40,860	2,265,278
TOTAL REITS (Proceeds $5,147,352)		4,735,972
TOTAL SECURITIES SOLD SHORT (Proceeds $60,143,022) - 20.8%		$58,396,427

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

	Vivaldi Orinda	Orinda
	Macro Opps*	Income Opps*

Cost of investments	$60,381,105	$312,786,948
Gross unrealized appreciation	5,261,737	9,514,627
Gross unrealized depreciation	(993,429)	(9,193,816)
Net unrealized appreciation (depreciation)	$4,268,308	$320,811

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at November 30, 2016 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value heirarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund's securities as of November 30, 2016:

Vivaldi Orinda Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$14,527,954	$-	$-	$14,527,954
Consumer Staples	3,690,279	-	-	3,690,279
Energy	3,456,885	-	-	3,456,885
Financials	12,235,436	-	-	12,235,436
Health Care	2,522,671	-	-	2,522,671
Industrials	3,166,400	-	-	3,166,400
Information Technology	8,882,940	-	-	8,882,940
Materials	4,874,879	-	-	4,874,879
Total Common Stocks	53,357,444	-	-	53,357,444
REITs	112,931	-	-	112,931
Preferred Stocks	370,780	255,034	-	625,814
Corporate Bonds	-	1,312,500	-	1,312,500
Closed-End Mutual Funds	1,496,404	-	-	1,496,404
Rights	-	263	-	263
Purchased Options
Call Options	3,150	-	-	3,150
Put Options	5,620	59,348	-	64,968
Total Purchased Options	8,770	-	-	68,118
Short-Term Investments	7,675,939	-	-	7,675,939
Total Investments in Securities	$63,022,268	$1,627,145	$-	$64,649,413
Securities Sold Short	$28,315,097	$-	$-	$28,315,097
Written Options
Call Options	$4,350	$-	$-	$4,350
Total Written Options	$4,350	$-	$-	$4,350
Other Financial Instruments*
Long Futures Contracts	$35,550	$-	$-	$35,550
Short Futures Contracts	$233,967	$-	$-	$233,967
Total Other Financial Instruments	$269,517	$-	$-	$269,517

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers into Level 1		$70,100
Transfers out of Level 1		$(166,537)
Net transfers in and/or out of Level 1		$(96,437)

Transfers into Level 2		$166,537
Transfers out of Level 2		$(70,100)
Net transfers in and/or out of Level 2		$96,437

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30, 2016, the end of the reporting period. The Macro Opportunities Fund transferred $70,100 from level 2 to level 1 at November 30, 2016 because these securities were now being priced at the official close. The Macro Opportunities Fund transferred $166,537 from level 1 to level 2 at
November 30, 2016 because the securities were being priced at the mean between the bid and ask spread. There were no level 3 securities held in the Macro Opportunities Fund on November 30, 2016.

The following is a summary of the fair valuation hierarchy of the Income Opportunities Fund's securities as of November 30, 2016:

Orinda Income Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Financials	$2,340,472	$-	$-	$2,340,472
Utilities	1,567,927	-	-	1,567,927
Total Common Stocks	3,908,399	-	-	3,908,399
REITs	101,612,362	4,528,875	-	106,141,237
Convertible Preferred Stocks	20,718,130	7,707,376	-	28,425,506
Preferred Stocks	156,535,221	4,427,160	-	160,962,381
Convertible Bonds	-	2,893,125	-	2,893,125
Corporate Bonds	-	2,577,000	-	2,577,000
Exchange-Traded Notes	697,250	-	-	697,250
Short-Term Investments	7,327,861	-	-	7,327,861
Purchased Options
Put Options	$-	$175,000	$-	$175,000
Total Purchased Options	$-	$175,000	$-	$175,000
Total Investments in Securities	$290,799,223	$22,308,536	$-	$313,107,759
Securities Sold Short	$58,396,427	$-	$-	$58,396,427

Transfers into Level 1		$8,605,130
Transfers out of Level 1		$(15,969,525)
Net transfers in and/or out of Level 1		$(7,364,395)

Transfers into Level 2		$15,969,525
Transfers out of Level 2		$(8,605,130)
Net transfers in and/or out of Level 2		$7,364,395

Refer to the Fund's Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at November 30, 2016, the end of the reporting period. The Income Opportunities Fund transferred $8,605,130 from level 2 to level 1 because these securities were now being priced at the official close. The Income Opportunities Fund transferred $15,969,525 from level 1 to level 2 at November 30,
2016 because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Income
Opportunities Fund as of November 30, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for
Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the
ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds'
results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the period ended November 30, 2016 for the Macro Opportunities
Fund were $277,501 and $19,160, respectively. The average monthly notional amounts of long and short futures contracts during the period ended
November 30, 2016 were $2,101,576 and $6,934,632, respectively.

The average monthly market values of purchased and written options during the period ended November 30, 2016 for the Income Opportunities
Fund were $107,581 and $13,806, respectively.

Vivaldi Orinda Macro Opportunities Fund

Transactions in written options contracts for the period ended November 30, 2016 are as follows:

		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(694)	(76,648)
Options closed	-	-
Options exercised	-	-
Options expired	104	23,521
Outstanding at November 30, 2016	(590)	$(53,127)

Orinda Income Opportunities Fund

Transactions in written options contracts for the period ended November 30, 2016 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(8,875)	(181,312)
Options closed	4,458	94,658
Options exercised	-	-
Options expired	4,417	86,654
Outstanding at November 30, 2016	-	$-

Values of Derivative Instruments as of November 30, 2016 for the Vivaldi Orinda Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$64,968	Options written, at value	$4,350
Commodity Contracts - Options	Investments, at fair value	$3,150	N/A	$-
Commodity Contracts - Futures*	Unrealized appreciation on futures contracts	$61,467	Unrealized depreciation on futures contracts	$25,917
Foreign Exchange Contracts - Futures*	Unrealized appreciation on futures contracts	$119,487	N/A	$-
Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	$114,480	N/A	$-
Total		$363,552		$30,267
*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Futures Contracts.

Values of Derivative Instruments as of November 30, 2016 for the Orinda Income Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$175,000	N/A	$-
Total		$175,000		$-

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Doulgas G. Hess
   Douglas G. Hess, President

Date  1/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                    Douglas G. Hess, President

Date 1/24/2017

By (Signature and Title)* /s/ Cheryl L. King
                                                   Cheryl L. King, Treasurer

Date 1/24/2017

* Print the name and title of each signing officer under his or her signature.